Investment Class | State Street Institutional Small-Cap Equity Fund
State Street Institutional Small-Cap Equity Fund (formerly known as the Small-Cap Equity Fund) Investment Class SIVIX
INVESTMENT OBJECTIVE
Long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees	Investment Class State Street Institutional Small-Cap Equity Fund Investment Class USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investment Class State Street Institutional Small-Cap Equity Fund Investment Class
Management Fees	0.88%	[1]
Distribution and /or Service (12b-1) Fees
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.89%
[1]	The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

EXPENSE EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Investment Class | State Street Institutional Small-Cap Equity Fund | Investment Class | USD ($)	91	284	493	1,096

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Investment Class | State Street Institutional Small-Cap Equity Fund | Investment Class | USD ($)	91	284	493	1,096

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks.

The Fund defines a small-cap company as one with a market capitalization that, at the time of investment, falls between (a) the market capitalization of the smallest company in the Russell 2000® Index and (b) either the market capitalization of the largest company in the Russell 2000® Index or $3.0 billion. As of March 31, 2017, the market capitalizations of companies in the Russell 2000® Index ranged from $9 million to $16 billion*. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of this capitalization range or because the index capitalization range changes.

The Fund uses a multi sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain exposure to a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund the potential to benefit from both value and growth cycles in the marketplace. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:
  high quality management focused on generating shareholder value attractive products or services
  appropriate capital structure
  strong competitive positions in their industries
In addition, the portfolio managers of a sub-adviser with a value investment style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth investment style generally will seek to identify securities of companies with strong growth potential.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and securities of foreign (non-U.S.) issuers. The portfolio managers may also use various types of derivative instruments (primarily futures contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

* The Russell 2000® Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalizations of securities that comprise the Index.
PRINCIPAL RISKS
The principal risks of investing in the Fund are:
Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited managerial and financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that SSGA Funds Management Inc. (“SSGA FM”) may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid and more difficult to value. The risk of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental regulation also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivative instrument contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although in recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve recently raised interest rates slightly. It is possible there will be less governmental action in the future to maintain low interest rates or that action will be taken to raise interest rates further, which may have unpredictable effects on the market and the Fund’s investments. Thus, the Fund currently faces a heightened level of interest rate risk. More generally, changes in market conditions and governmental action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially increasing Fund redemptions and negatively impacting the Fund’s performance.

Management Risk is the risk that the investment techniques and risk analyses applied by the investment adviser or the sub-advisers, as applicable, will not produce the desired results and that legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to the investment adviser or the sub-advisers, as applicable, and the individual portfolio manager(s) in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Derivative Instruments Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, and (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested. In addition, changes in laws or regulations may make the use of derivative instruments more costly or may adversely affect the use, value or performance of derivative instruments.
It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
PERFORMANCE
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.ssga.com/geam or call the GE Retirement Savings Plan Service Center at 1-877-554-3777.
CALENDAR YEAR TOTAL RETURNS (%)
[1]	As of March 31, 2017, the Fund's Calendar Year-To-Date return was 2.81% for the Investment Class.

Highest/Lowest quarterly results during this time period were: Highest 20.58% (quarter ended June 30, 2009) Lowest -27.40% (quarter ended December 31, 2008)
AVERAGE ANNUAL TOTAL RETURNS (%) (for the periods ended December 31, 2016)
Average Annual Total Returns - Investment Class - State Street Institutional Small-Cap Equity Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investment Class	24.22%	14.39%	8.14%	9.45%		Aug. 03, 1998
Russell 2000® Index (does not reflect fees, expenses or taxes)	21.31%	14.46%	7.07%	8.01%	[1]	Jul. 31, 1998
[1]	7/31/98 for Index